Share Capital - Summary of Share Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 2,201,728	$ 2,019,906
Issue of Common Shares in relation to exercised warrants		1,192
Ending balance	$ 2,303,431	$ 2,201,728
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, shares	145,101,127	133,426,193
Exercise of stock options, shares		408,359
Exercise of warrants, shares		11,266,575
Ending balance, shares	147,947,874	145,101,127
Exercise of stock options and other equity awards, shares	2,923,184
Repurchase of Common Shares, shares	(76,437)
Beginning balance	$ 1,178,404	$ 887,015
Exercise of stock options		1,215
Issue of Common Shares in relation to exercised warrants		290,174
Ending balance	1,199,834	$ 1,178,404
Exercise of stock options and other equity awards	21,923
Repurchase of Common Shares	$ (493)
Preferred Shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, shares	1,139,249	1,139,249
Ending balance, shares	1,139,249	1,139,249
Beginning balance	$ 684,385	$ 684,385
Ending balance	$ 684,385	$ 684,385